Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Schedule Of Capital Leases Future Minimum Payments Payable [Line Items]
Average remaining lease term	9 years
Rent expense charged to operations under operating leases	$ 54.2	$ 41.1	$ 17.3
Leases expiry dates, description	Various dates from 2013 to 2032
Henry's Holdings LLC [Member] | Financing leases [Member] | Purchase price allocation adjustments [Member]
Schedule Of Capital Leases Future Minimum Payments Payable [Line Items]
Acquisition of purchase price allocation	63.2
Henry's Holdings LLC [Member] | Capital leases [Member] | Purchase price allocation adjustments [Member]
Schedule Of Capital Leases Future Minimum Payments Payable [Line Items]
Acquisition of purchase price allocation	4.0
Trademark [Member]
Schedule Of Capital Leases Future Minimum Payments Payable [Line Items]
Trademark dispute	2.7
Sunflower Farmers Markets, Inc. [Member] | Financing leases [Member] | Purchase price allocation adjustments [Member]
Schedule Of Capital Leases Future Minimum Payments Payable [Line Items]
Acquisition of purchase price allocation	$ 22.6